Capital Stock - Summary of Shares of Common Stock Reserved for Future Issuance (Detail)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	147,022,156	82,845,312
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	23,694,693	23,377,132
Options Available for Future Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	16,032,480	16,994,980
Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	39,899,151	38,973,200
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance net	67,395,832	3,500,000	3,530,000